ADDITIONAL INFORMATION ON CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2022
ADDITIONAL INFORMATION ON CASH FLOWS
Schedule of reconciliation of cash flow financing activities

		Cash flows		Cash flows
		from financing		from operating
		activities		activities	Financing activities not involving cash and cash equivalents
						Additions
						(Cancellations)
					Financial	of leases		Interim and
					charges,	contracts		unclaimed
					foreign	and		dividends
	Balance on		Write-offs	Write-offs	exchange	supplier	Business	and interest	Balance on
	12.31.21	Additions	(payments)	(payments)	variation	financing	combination	on equity	12.31.22
Interim dividends and interest on equity	4,265,715	—	(5,709,263)	—	—	—	—	4,630,965	3,187,417
Loans and financing	224,610	1,000,000	(224,606)	(23,481)	96,567	—	—	—	1,073,090
Leases	11,230,099	—	(2,940,222)	(1,300,792)	1,292,376	3,162,118	589,024	—	12,032,603
Debentures	1,028,463	3,500,000	(1,000,000)	(39,011)	247,381	—	—	—	3,736,833
Liabilities for the acquisition of a company	—	—	(100,000)	—	39,488	—	675,811	—	615,299
5G Licenses	4,450,806	—	(2,721,392)	(168,227)	282,784	—	—	—	1,843,971
Derivative financial instruments	12,676	—	(111,042)	—	104,484	—	—	—	6,118
Total	21,212,369	4,500,000	(12,806,525)	(1,531,511)	2,063,080	3,162,118	1,264,835	4,630,965	22,495,331

		Cash flows	Cash flows
		from financing	from operating
		activities	activities	Financing activities not involving cash and cash equivalents
					Additions
					(Cancellations)
				Financial	of leases	Interim and
				charges,	contracts	unclaimed
				foreign	and	dividends
	Balance on	Write-offs	Write-offs	exchange	supplier	and interest	Balance on
	12.31.20	(payments)	(payments)	variation	financing	on equity	12.31.21
Interim dividends and interest on equity	3,865,998	(4,901,326)	—	—	—	5,301,043	4,265,715
Loans and financing	375,812	(370,709)	(10,252)	7,919	221,840	—	224,610
Leases	10,818,778	(2,455,690)	(804,884)	828,710	2,843,185	—	11,230,099
Debentures	2,044,576	(1,028,312)	(38,669)	50,868	—	—	1,028,463
5G Licenses	—	(46,436)	—	37,800	4,459,442	—	4,450,806
Derivative financial instruments	5,564	(4,962)	—	12,074	—	—	12,676
Total	17,110,728	(8,807,435)	(853,805)	937,371	7,524,467	5,301,043	21,212,369